Commitments (Details Narrative) - USD ($)					3 Months Ended		12 Months Ended
	Jul. 14, 2017	Jun. 26, 2017	Mar. 23, 2017	Jun. 15, 2015	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Options granted					515,000
Discount rate					14.10%		14.10%
Contingent liability					$ 1,730,542		$ 1,730,542
36 - Month Lease Agreement [Member] | Building [Member] | Huntersville, North Carolina [Member]
Annual rent					17,107	$ 14,202	$ 56,808	$ 55,186
Lease term							3 years
Future minimum payments due							$ 40,314
36 - Month Lease Agreement [Member] | Equipment [Member] | Canandaigua, New York [Member]
Annual rent					$ 35,000	$ 0	$ 8,125	$ 0
Lease term							3 months
Future minimum payments due							$ 44,375
Asset Purchase Agreement [Member] | Research Foundation for the State University of New York (RF-SUNY) [Member] | Fuller Road Management Corporation ("FRMC") [Member]
Description of agreement			If the Company sells the property subject to the RP Agreement within three (3) years after the date of the RP Agreement for an amount in excess of $1,750,000, subject to certain enumerated exceptions.
Description of penalty			The penalty imposed shall be equivalent to the amount that the sales price of the property exceeds $1,750,000 up to the maximum penalty (“Maximum Penalty”).
Employment Agreements [Member] | Jeffrey B. Shealy [Member]
Base salary				$ 150,000
Agreement term				3 years
Description of renewal agreement term				Automatically renewed for successive one-year periods unless terminated by either party on at least 30 days’ written notice prior to the end of the then-current term.
Employment Agreements [Member] | Mr. David M. Aichele [Member]
Agreement term				2 years
Employment Agreements [Member] | Mr. Mark Boomgarden [Member]
Agreement term				2 years
Employment Agreements [Member] | John T. Kurtzweil [Member] | Subsequent Event [Member]
Agreement term	1 year
Monthly living expenses	$ 1,600
Options granted	75,000
Employment Agreements [Member] | John T. Kurtzweil [Member] | Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Options granted	100,000
Definitive Real Property Purchase Agreement [Member] | Fuller Road Management Corporation ("FRMC") [Member]
Description of agreement		If the Company sells the property subject to the RP Agreement within three (3) years after the date of the RP Agreement for an amount in excess of $1,750,000, subject to certain enumerated exceptions.
Description of penalty		The penalty imposed shall be equivalent to the amount that the sales price of the property exceeds $1,750,000 up to the maximum penalty (“Maximum Penalty”).